Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended				12 Months Ended
	Mar. 31, 2010	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Cash paid for interest		$ 11,019		$ 15,876		$ 117,172		$ 113,084		$ 103,047
Cash paid for income taxes, net of refunds received		16,692		4,045		89,034		29,106		93,435
Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment		(2,050)	[1]	(9,711)	[1]	(13,827)	[2]	7,349	[2]	3,339	[2]
Theatre properties and equipment acquired under capital lease		6,985		3,569		18,754		6,696		6,934
Change in fair market values of interest rate swap agreements, net of taxes		776		978		1,827		4,867		7,170
Investment in NCM-receipt of common units		8,869		9,137		9,137		9,302		30,683
Investment in NCM-change of interest gain										271
Net book value of equipment contributed to DCIP	18,090									18,090
Investment in RealD								3,402		18,909
Change in fair market value of available-for-sale securities, net of taxes		1,356		4,249		2,499		(13,566)		5,659
Capital contribution from Cinemark Holdings, Inc. as a result of the Colombia Share Exchange										6,951
Noncash distribution to Cinemark Holdings, Inc.						$ (5,356)		$ (8,175)

[1]	Additions to theatre properties and equipment included in accounts payable as of December 31, 2012 and March 31, 2013 were $4,685 and $6,735, respectively.
[2]	Additions to theatre properties and equipment included in accounts payable as of December 31, 2011 and 2012 were $18,512 and $4,685, respectively.